Treasury Shares (Details) - USD ($)	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Repurchase of ordinary shares	$ 8,130,513	$ 9,741,378
Cancellation of treasury shares	135,205,550
Repurchase Plan, Group
Number of shares repurchased	64,770,700